Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
No later than 1 year [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 42,171	$ 44,825	$ 23,756
Later Than 1 Year And Not Later Than 5 Years [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	32,829	44,647	61,979
More Than Five 5 [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	207	2,147	11,164
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 75,207	$ 91,619	$ 96,899